CASH ACCOUNT TRUST                    TAX-EXEMPT CALIFORNIA
     Government Securities Portfolio               MONEY MARKET FUND
         Money Market Portfolio                SUPPLEMENT TO PROSPECTUS
          Tax-Exempt Portfolio                  DATED FEBRUARY 1, 1998
        SUPPLEMENT TO PROSPECTUS                  -------------------
         DATED SEPTEMBER 1, 1998
          -------------------


                          INVESTORS MUNICIPAL CASH FUND
                      Investors Florida Municipal Cash Fund
                     Investors Michigan Municipal Cash Fund
                    Investors New Jersey Municipal Cash Fund
                   Investors Pennsylvania Municipal Cash Fund
                      Tax-Exempt New York Money Market Fund
                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 3, 1998
                                 ---------------



The following disclosure replaces the first paragraph of the "Net Asset Value" section of the Cash Account Trust Prospectus:

NET ASSET VALUE

The net asset value per share of each Portfolio is calculated by dividing the total assets of such Portfolio less its liabilities by the total number of its shares outstanding. The net asset value per share of each Portfolio is determined on each day the New York Stock Exchange ("Exchange") is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market Portfolio; at 11:00 a.m., 1:00 p.m., 3:00 p.m. and 8:00 p.m. Chicago time for the Government Securities Portfolio and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Fund shares are sold at the net asset value next determined after an order and payment are received in the form described under "Purchase of Shares." Orders received by dealers or other financial services firms prior to the 8:00 p.m. determination of net asset value for the Government Securities Portfolio and received by KDI, the primary administrator, distributor and principal underwriter for the Funds, prior to the close of its business day can be confirmed at the 8:00 p.m. determination of net asset value for that day. Such transactions are settled by payment of Federal funds in accordance with procedures established by KDI. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Fund's net asset value may also be processed on a confirmed basis in accordance with procedures established by KDI. Each Portfolio seeks to maintain a net asset value of $1.00 per share.


The following disclosure replaces the first paragraph of the "Net Asset Value" section of the Tax-Exempt California Money Market Fund Prospectus:

NET ASSET VALUE

Fund shares are sold at their net asset value next determined after an order and payment are received in the form described under "Purchase of Shares." The net asset value of a Fund share is calculated by dividing the total assets of the Fund less its liabilities by the total number of shares outstanding. The net asset value per share of the Fund is determined on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 3:00 p.m. and 8:00 p.m. Chicago time, and on each other day on which there is a sufficient degree of trading in the Fund's investments that its net asset value might be affected, except that the net asset value will not be computed on a day on which no orders to purchase shares were received and no shares were tendered for redemption. Orders received by dealers or other financial services firms prior to the 8:00 p.m. determination of net asset value for the Fund and received by Kemper Distributors, Inc. ("KDI"), the primary administrator, distributor and principal underwriter for the Funds, prior to the close of its business day can be confirmed at the 8:00 p.m. determination of net asset value for that day. Such transactions are settled by payment of Federal Funds in accordance with procedures established by KDI. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Fund's net asset value may also be processed on a confirmed basis in accordance with procedures established by KDI. The Fund seeks to maintain a net asset value of $1.00 per share.

The following disclosure replaces the first paragraph of the "Net Asset Value" section of the Investors Municipal Cash Fund Prospectus:

NET ASSET VALUE

Fund shares are sold at their net asset value next determined after an order and payment are received in the form described under "Purchase of Shares." The net asset value of a Fund share is calculated by dividing the total assets of the Fund less its liabilities by the total number of shares outstanding. The net asset value per share of a Fund is determined on each day the New York Stock Exchange ("Exchange") is open for trading, at 11:00 a.m. and 3:00 p.m. Chicago time, and on each other day on which there is a sufficient degree of trading in a Fund's investments that its net asset value might be affected, except that the net asset value will not be computed on a day on which no orders to purchase shares were received and no shares were tendered for redemption. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Fund's net asset value may be processed on a confirmed basis in accordance with procedures established by Kemper Distributors, Inc. ("KDI"), the primary administrator, distributor, and principal underwriter for the Fund, which procedures allow such orders to be transmitted to KDI prior to the close of its business day. Each Fund seeks to maintain a net asset value of $1.00 per share.




October 16, 1998